Borrowings - Schedule of Future Principal Payments (Details) $ in Thousands	Nov. 30, 2020 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	$ 124,958
2022	500,085
2023	1,000,000
Total borrowings	$ 1,625,043